Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [Abstract]
Revenue	$ 777,302	$ 109,173
Cost of revenue	575,172	63,950
Gross profit	202,130	45,223
Operating expenses
Amortization (Note 6)	278,621	124,134	$ 22,567
General and administrative expenses (Note 14)	5,490,938	2,373,251	1,205,835
Research and development expenses (Note 15)	5,566,036	4,430,386	2,778,295
Sales and marketing expenses (Note 16)	1,386,901	631,381	209,455
Stock-based compensation expense (Note 12)	3,228,508	889,511	1,461,189
Share-based payment expense (Note 13)	1,109,531	1,085,716	3,264,681
Operating expenses	(17,060,535)	(9,534,379)	(8,942,022)
Loss before other items	(16,858,405)	(9,489,156)	(8,942,022)
Other items
Accretion interest expense		69,562	25,908
Changes in fair value of warrant derivative (Note 11)	(7,707,051)	186,269
Finder's fee on convertible loan		258,542
Impairment of goodwill (Note 7)		1,342,794
Issue costs allocated to derivative liability (Note 11)	1,493,554
Foreign exchange loss (gain)	(605,096)	20,049	5,417
Loss before taxes	(10,039,812)	(11,366,372)	(8,973,347)
Income tax recovery	(1,667)
Net loss	(10,038,145)	(11,366,372)	(8,973,347)
Other comprehensive loss - foreign currency translation	(10,005)
Comprehensive Loss	$ (10,048,150)	$ (11,366,372)	$ (8,973,347)
Loss per share - basic and fully diluted (in dollars per share)	$ (0.38)	$ (0.52)	$ (0.55)
Weighted average number of shares outstanding - basic and fully diluted (in shares) (Note 12)	26,582,664	21,818,315	16,342,434